Financial Instruments on Balance Sheet - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at 1 January	€ 742	€ 40
New bank loans		794
Repayments	(207)	(92)
Closing balance at 31 December	536	742
Opening balance at January 1st	735	826
New finance leases	543	220
Repayments	(369)	(311)
Closing balance at December 31	909	735
Closing balance at December 31	22,559
RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at January 1st	8,438	11,382
Repayments	(1,233)	(842)
Remeasurement	(80)	(2,102)
Derecognition of liability (non-recurring gain)	(5,356)
Closing balance at December 31	€ 1,770	€ 8,438